Borrowings - Schedule of borrowings (Detail) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 98,807	$ 395,640
Insurance Premium Funding [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 98,807	$ 395,640